SHARE-BASED COMPENSATION - Summary of Nonvested restricted shares activity (Details) - Nonvested restricted shares [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares) | shares	55,821,488
Granted (in shares) | shares	55,462,455
Vested (in shares) | shares	(18,549,945)
Forfeited (in shares) | shares	(14,538,907)
Outstanding at the end of the period (in shares) | shares	78,195,091
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.18
Granted (in dollars per share) | $ / shares	0.08
Vested (in dollars per share) | $ / shares	0.19
Forfeited (in dollars per share) | $ / shares	0.13
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.12